SUBSEQUENT EVENTS:	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS:
NOTE 8 – SUBSEQUENT EVENT:

On August 10, 2023, following recent assessment of partner licensing revenues and the delay in the development of SGT-210, the Company announced a restructuring plan to reduce operating expenses as part of cost-saving measures. The Plan’s cost-saving measures includes workforce reductions of about 25 employees, as well as other cost-mitigation measures.